Structured entities (Tables)	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Summary of Assets and Liabilities, Maximum Exposure to Loss Related to Interests in Unconsolidated Structured Entities
The following table presents the assets and liabilities recorded on our Consolidated Balance Sheets and our maximum exposure to loss related to our interests in unconsolidated structured entities. It also presents the size of each class of unconsolidated structured entity, as measured by the total assets of the entities in which we have an interest.

	As at October 31, 2024

(Millions of Canadian dollars)	Multi-seller conduits (1)	Structured finance	Non-RBC managed investment funds	Third-party securitization vehicles	Other	Total
On-balance sheet assets
Securities	$1	$–	$2,541	$–	$1,384	$3,926
Loans	236	6,688	–	12,788	1,805	21,517
Derivatives	32	–	–	–	98	130
Other assets	–	–	–	–	455	455
	$269	$6,688	$2,541	$12,788	$3,742	$26,028
On-balance sheet liabilities
Deposits	$–	$–	$–	$–	$167	$167
Derivatives	115	–	3	–	4	122
Other liabilities	–	–	–	–	7	7
	$115	$–	$3	$–	$178	$296
Maximum exposure to loss (2)	$56,779	$12,963	$3,487	$21,195	$6,248	$100,672
Total assets of unconsolidated structured entities	$55,639	$45,315	$459,976	$119,766	$798,228	$1,478,924

	As at October 31, 2023

(Millions of Canadian dollars)	Multi-seller conduits (1)	Structured finance	Non-RBC managed investment funds	Third-party securitization vehicles	Other	Total
On-balance sheet assets
Securities	$4	$–	$2,411	$–	$743	$3,158
Loans	–	5,790	–	8,451	2,403	16,644
Derivatives	2	–	26	–	91	119
Other assets	–	–	–	–	365	365
	$6	$5,790	$2,437	$8,451	$3,602	$20,286
On-balance sheet liabilities
Deposits	$–	$–	$–	$–	$166	$166
Derivatives	245	–	1	–	–	246
Other liabilities	–	–	–	–	7	7
	$245	$–	$1	$–	$173	$419
Maximum exposure to loss (2)	$54,715	$10,580	$3,068	$14,863	$5,595	$88,821
Total assets of unconsolidated structured entities	$53,641	$31,037	$440,924	$81,028	$461,919	$1,068,549

(1)	Total assets of unconsolidated structured entities represent the maximum assets that may have to be purchased by the conduits under purchase commitments outstanding. Of the purchase commitments outstanding, the conduits have purchased financial assets totalling $37 billion as at October 31, 2024 (October 31, 2023 – $37 billion).
(2)	The maximum exposure to loss resulting from our interests in these entities consists mostly of investments, loans, fair value of derivatives, liquidity and credit enhancement facilities. The maximum exposure to loss of the multi-seller conduits is higher than the on-balance sheet assets primarily because of the notional amounts of the backstop liquidity and credit enhancement facilities. Refer to Note 23 for further details.